Convertible Promissory Notes - Additional Information (Details)				1 Months Ended	4 Months Ended	12 Months Ended
	Aug. 31, 2015 USD ($)	Jul. 01, 2015 USD ($)	Feb. 20, 2015 USD ($)	Mar. 31, 2017 USD ($) Investor	Jun. 25, 2015 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Nov. 21, 2016 USD ($)	May 31, 2016 USD ($) $ / shares
Debt Instrument [Line Items]
Debt Conversion, Description						For the Initial Notes, conversion will be made at the conversion price of 94% of the Series C Shares issuance price or 94% of the Qualified Public Offering issuance price as applicable, respectively. For the Subsequent Notes, conversion will be made at the conversion price of 90% of the Series C Shares issuance price or 90% of the Qualified Public Offering issuance price as applicable, respectively.
Loss on extinguishment of debt		$ (2,232,000)				$ (25,000)	$ 355,000	$ (2,232,000)
Debt instrument redemption of principal plus interest amount	$ 2,660,000
2015 Convertible Promissory Notes
Debt Instrument [Line Items]
Debt instrument, aggregated principal amount			$ 2,500,000		$ 30,300,000
Debt instrument, interest rate stated percentage			12.00%		8.00%
Debt instrument, maturity period			6 months		1 year
Debt instrument conversion price percentage			94.00%		90.00%
2016 Unsecured Convertible Promissory Notes
Debt Instrument [Line Items]
Debt instrument, aggregated principal amount										$ 2,176,413
Debt instrument, conversion price | $ / shares										$ 26.64
2016 Unsecured Convertible Promissory Notes | Private Placement
Debt Instrument [Line Items]
Convertible shares, converted period						Aug. 05, 2016
2016 Unsecured Convertible Promissory Notes | Maximum
Debt Instrument [Line Items]
Debt instrument, interest rate stated percentage										15.00%
2016 Unsecured Convertible Promissory Notes | Minimum [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate stated percentage										5.00%
2016 Batch II Unsecured Convertible Promissory Notes
Debt Instrument [Line Items]
Debt instrument, aggregated principal amount									$ 3,249,000
2016 Batch II Unsecured Convertible Promissory Notes | Private Placement
Debt Instrument [Line Items]
Convertible shares, converted period						Dec. 06, 2016
2017 Unsecured Convertible Promissory Notes
Debt Instrument [Line Items]
Debt instrument, aggregated principal amount				$ 500,000
Number of investors | Investor				1
2017 Unsecured Convertible Promissory Notes | Private Placement
Debt Instrument [Line Items]
Convertible shares, converted period						Mar. 30, 2017